New Accounting Pronouncements	9 Months Ended
Sep. 30, 2012
New Accounting Pronouncements
New Accounting Pronouncements

6.                          New Accounting Pronouncements

In June 2011, the FASB issued a new accounting standard on the presentation of comprehensive income. The new standard requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new standard also requires presentation of adjustments for items that are reclassified from other comprehensive income to net income in the statement where the components of net income and the components of other comprehensive income are presented.  In December 2011, the FASB deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income, while still requiring entities to adopt the other requirements.  We adopted the new standard on January 1, 2012.  The adoption of this standard had no impact on our consolidated financial statements.  We are required to adopt the requirements for reclassification of items out of accumulated other comprehensive income as of the beginning of 2013. We do not expect this adoption to have a material impact on our financial statements.